TRAVELERS PROTECTED EQUITY PORTFOLIO
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Protected Equity Portfolio contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                                                                                TOTAL ANNUAL
                                                                          DISTRIBUTION                            OPERATING
                                                       MANAGEMENT FEE    AND/OR SERVICE     OTHER EXPENSES        EXPENSES
                                                       (AFTER EXPENSE         FEES         (AFTER EXPENSE     (AFTER EXPENSE
FUNDING OPTIONS:                                       REIMBURSEMENT)    (12b-1 FEES)      REIMBURSEMENT)     REIMBURSEMENT)
----------------                                       --------------    --------------    ---------------    --------------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I Shares ..........      0.31%*             --                0.02%             0.33%

*The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street Fund:
Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.30%. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Examples are revised as follows:

                                                    IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                           END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                                 ----------------------------------------- -----------------------------------------
 FUNDING OPTION                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class I Shares ....   133       209        287        461        43        129        217        441


L-12983                                                            July 15, 2002